Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 14 – Other payables and accrued liabilities

	As of December 31, 2024	As of December 31, 2023

Accrued expenses (i)	$1,180,519	$823,345
Accrued payroll	413,219	811,680
Accrued interests (ii)	4,391	249,867
Others	-	2,520
Total other payables and accrued liabilities	$1,598,129	$1,887,412

(i)	Accrued expenses

The balance of accrued expenses represented amount due to third parties service providers which include marketing consulting service, IT related professional service, legal, audit and accounting fees, and other miscellaneous office related expenses.

(ii)	Accrued interests

The balance of accrued interests represented the balance of interest payable from short-term loan – third parties.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)